Digital Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ 6,107	$ 0	$ 0
Purchase of crypto currencies		10,000	0
Realized gain / (loss)		0	0
Impairment		(3,893)	0
Ending balance	0	6,107	0
Digital Assets [Member]
Beginning balance	6,107	0
Impairment	0	(3,893)
Ending balance	0	6,107	$ 0
Purchase (Sale) of cryptocurrencies	$ (6,107)	$ 10,000